Leases - Schedule of Weighted-average Remaining Lease Terms and Discount Rates (Details)	Feb. 28, 2021	Feb. 29, 2020
Assets And Liabilities Lessee [Abstract]
Weighted average remaining lease term (years)	3 years 7 months 6 days	4 years 6 months
Weighted average discount rate	5.50%	5.50%